SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2021
Share-based payment arrangements [Abstract]
SHARE-BASED COMPENSATION
NOTE 22 - SHARE-BASED COMPENSATION
Description of plans
Performance-Based Restricted Stock Units (equity-settled)
In May 2021, the Company granted Performance Stock Units (PSUs) to selected employees. These units vest after three years from the grant date if the following conditions are met:
•A vesting condition under which the beneficiaries must be continuously employed by the Company through the end of the vesting period; and
•A performance condition, contingent on the TSR performance of Constellium shares over the vesting period compared to the TSR of specified indices. PSUs will ultimately vest based on a vesting multiplier which ranges from 0% to 200%.
The following table lists the inputs to the valuation model used for the PSUs granted in May 2021:

May 2021 PSUs
Fair value at grant date (in euros)	21.84
Share price at grant date (in euros)	13.90
Dividend yield	—
Expected volatility (A)	71%
Risk-free interest rate (US government bond yield)	0.31%
Model used	Monte Carlo
(A)Volatility in the share prices of the Company and companies included in indices were estimated based on observed historical volatilities over a period equal to the PSU vesting period.
The PSUs granted in May 2018 were vested in May 2021 and achieved a TSR performance of 182.9%. 1,161,718 shares related to this vesting were delivered to beneficiaries.
Restricted Stock Units Award Agreements (equity-settled)
During the six months ended June 30, 2021, the Company granted Restricted Stock Units (RSUs) to a certain number of employees subject to the beneficiaries remaining continuously employed within the Group from the grant date through the end of the vesting period. The vesting period is three years. The fair value of the RSUs awarded is €13.9, being the quoted market price at grant date.
Expense recognized during the period
In accordance with IFRS 2, share-based compensation is recognized as an expense over the vesting period. The estimate of this expense is based upon the fair value of a potential ordinary share at the grant date. The total expense related to the potential ordinary shares for the six months ended June 30, 2021 and 2020 amounted to €7 million and €8 million, respectively.
Movement of potential shares

	Performance-Based RSU	Restricted Stock Units	Equity Award Plans	Total potential shares
At December 31, 2020	2,594,327	2,231,911	32,912	4,859,150
Granted (A)	614,555	534,499	—	1,149,054
Over-performance (B)	526,551	—	—	526,551
Vested	(1,161,718)	(520,064)	(32,912)	(1,714,694)
Forfeited (C)	(9,970)	(30,815)	—	(40,785)
At June 30, 2021	2,563,745	2,215,531	—	4,779,276
(A)For PSUs, the number of potential shares granted is presented using a vesting multiplier of 100%.
(B)When the achievement of TSR performance exceeds the vesting multiplier of 100%, the additional potential shares are presented as over-performance shares.
(C)For potential shares related to PSUs, 9,970 were forfeited following the departure of certain beneficiaries and none were forfeited in relation to the non-fulfilment of performance conditions.
Antidilutive potential ordinary shares
There were 4,880,758 and 4,878,787 potential ordinary shares that could have a dilutive impact but were considered antidilutive due to negative earnings for the three and six months ended June 30, 2020, respectively.